Significant Accounting Policies - Annual Depreciation Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Electric Transmission and Distribution [Member] | Potomac Electric Power Co [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	2.50%	2.60%	2.60%
Electric Transmission and Distribution [Member] | Delmarva Power & Light Co/De [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	2.70%	2.80%	2.80%
Electric Transmission and Distribution [Member] | Atlantic City Electric Co [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	3.00%	3.00%	2.80%
Electric Transmission and Distribution [Member] | Pepco Energy Services [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Annual Depreciation Rate
Generation [Member] | Pepco Energy Services [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	6.40%	10.20%	16.90%